Acquisitions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended
	Jul. 02, 2013 2013 Acquisitions [Member] business	Dec. 31, 2012 2012 Acquisitions [Member]	Dec. 31, 2012 2012 Acquisitions [Member] business	Dec. 31, 2011 2011 Acquisitions [Member] payments business	May 31, 2013 Wood Flowline Products, LLC [Member]	Mar. 31, 2012 Wood Flowline Products, LLC [Member]	Jun. 30, 2013 Wood Flowline Products, LLC [Member]	Jun. 30, 2012 Wood Flowline Products, LLC [Member]	Jun. 30, 2013 Phoinix Global LLC [Member]	Jun. 30, 2012 Phoinix Global LLC [Member]
Business Acquisition [Line Items]
Number of businesses acquired	2		4	2
Aggregate consideration	$ 180.0	$ 139.7
Number of contingent consideration payments				2
Reclassification from liability to equity					4.1	3.3
Contingent consideration cash payment							$ 3.5	$ 6.1	$ 7.9	$ 12.1